Putnam Mortgage Opportunities Fund
The fund's portfolio
8/31/22 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (112.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (6.7%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$35,154	$36,618
5.00%, 5/20/49	108,697	111,272
4.50%, TBA, 9/1/52	8,000,000	8,000,147
4.50%, with due dates from 10/20/49 to 1/20/50	85,970	86,683
4.00%, TBA, 9/1/52	6,000,000	5,911,495
4.00%, with due dates from 8/20/49 to 1/20/50	112,913	111,864
3.50%, with due dates from 8/20/49 to 11/20/49	864,278	836,443
3.00%, TBA, 9/1/52	6,000,000	5,631,250

		20,725,772
U.S. Government Agency Mortgage Obligations (105.9%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	69,987	70,854
4.50%, 5/1/49	14,269	14,317
Uniform Mortgage-Backed Securities
5.50%, TBA, 9/1/52	15,000,000	15,339,008
5.00%, TBA, 10/1/52	114,000,000	114,841,696
5.00%, TBA, 9/1/52	114,000,000	115,033,182
4.50%, TBA, 9/1/52	72,000,000	71,555,645
4.00%, TBA, 9/1/52	2,000,000	1,951,718
3.00%, TBA, 10/1/52	1,000,000	924,766
3.00%, TBA, 9/1/52	1,000,000	925,391
2.50%, TBA, 9/1/52	2,000,000	1,786,250
2.00%, TBA, 9/1/52	5,000,000	4,302,737

		326,745,564

Total U.S. government and agency mortgage obligations (cost $350,510,512)		$347,471,336

MORTGAGE-BACKED SECURITIES (70.8%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (28.5%)
Federal Home Loan Mortgage Corporation
Strips Ser. 324, Class C21, IO, 6.00%, 6/15/39	$465,216	$102,679
REMICs Ser. 4560, IO, 5.853%, 5/15/39	844,015	137,865
REMICs Ser. 5043, IO, 5.00%, 11/25/50	1,973,614	417,141
REMICs Ser. 5168, Class BI, IO, 4.50%, 11/25/51	2,280,927	448,198
REMICs Ser. 5115, Class IK, IO, 4.50%, 12/25/50	3,031,789	628,177
REMICs Ser. 4980, Class KI, IO, 4.50%, 6/25/50	2,411,260	481,697
REMICs Ser. 4976, Class MI, IO, 4.50%, 5/25/50	3,225,904	674,385
REMICs Ser. 5125, Class MI, IO, 4.50%, 11/25/48	7,289,635	1,499,363
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	122,175	13,810
REMICs IFB Ser. 4076, Class MS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.70%), 4.309%, 7/15/40	38,456	570
REMICs IFB Ser. 3852, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.65%), 4.259%, 4/15/40	89,661	2,674
REMICs IFB Ser. 3346, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.55%), 4.159%, 10/15/33	1,500,735	165,342
REMICs Ser. 4635, Class PI, IO, 4.00%, 12/15/46	288,931	49,169
REMICs Ser. 4425, IO, 4.00%, 1/15/45	147,131	22,788
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	29,964	6,115
REMICs Ser. 4403, Class CI, IO, 4.00%, 10/15/44	91,804	15,987
REMICs Ser. 4355, Class DI, IO, 4.00%, 3/15/44	1,981	41
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	194,392	28,246
REMICs Ser. 4425, Class WI, IO, 4.00%, 3/15/43	126,638	8,952
REMICs Ser. 4386, Class LI, IO, 4.00%, 2/15/43	79,722	4,544
REMICs Ser. 4694, Class GI, IO, 4.00%, 2/15/43	73,176	3,496
REMICs Ser. 4000, Class LI, IO, 4.00%, 2/15/42	9,419	1,212
REMICs Ser. 4015, Class GI, IO, 4.00%, 3/15/27	47,028	2,598
REMICs IFB Ser. 4808, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 3.809%, 7/15/48	1,648,257	214,058
REMICs IFB Ser. 4789, Class AS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 3.809%, 5/15/48	1,205,897	126,378
REMICs IFB Ser. 4752, Class PS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 3.809%, 11/15/47	2,764,204	366,479
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.709%, 8/15/56	7,486,931	1,068,610
REMICs IFB Ser. 5057, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.709%, 12/15/48	2,527,635	305,524
REMICs IFB Ser. 4990, Class SP, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.656%, 7/25/50	1,764,964	222,310
REMICs IFB Ser. 4979, Class SN, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.606%, 6/25/50	2,454,684	331,517
REMICs IFB Ser. 4937, Class 4937, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.606%, 12/25/49	5,655,351	703,413
REMICs IFB Ser. 4915, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.606%, 9/25/49	2,165,679	253,850
REMICs IFB Ser. 4949, Class WS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 3.556%, 2/25/50	1,554,320	181,550
REMICs IFB Ser. 4933, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 3.556%, 12/25/49	1,898,812	266,554
REMICs IFB Ser. 4926, Class SP, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 3.556%, 8/25/49	1,193,412	130,559
REMICs Ser. 5065, Class MI, IO, 3.50%, 1/25/51	3,945,585	693,871
REMICs Ser. 5080, Class IQ, IO, 3.50%, 4/25/50	9,055,033	1,813,484
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	198,371	27,578
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	24,599	3,071
Ser. 5196, Class DI, IO, 3.00%, 2/25/52	15,385,239	2,365,497
REMICs Ser. 5172, Class KI, IO, 3.00%, 12/25/51	7,107,329	1,219,333
REMICs Ser. 5082, Class IQ, IO, 3.00%, 3/25/51	3,401,668	523,006
REMICs Ser. 5023, Class YI, IO, 3.00%, 10/25/50	6,718,114	1,113,286
REMICs Ser. 5160, Class IW, IO, 3.00%, 10/25/50	4,345,216	475,418
REMICs Ser. 4801, Class IG, IO, 3.00%, 6/15/48	222,539	31,762
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	19,735	2,013
REMICs Ser. 5119, Class IB, IO, 3.00%, 6/25/41	5,870,553	680,984
REMICs Ser. 5034, Class IJ, IO, 2.50%, 11/25/50	14,217,308	2,221,454
Federal National Mortgage Association
REMICs IFB Ser. 11-4, Class CS, ((-2 x ICE LIBOR USD 1 Month) + 12.90%), 8.013%, 5/25/40	7,559	8,366
REMICs Ser. 17-8, IO, 6.00%, 2/25/47	471,556	103,431
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	52,985	9,735
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	233,902	50,900
REMICs Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	1,077,607	210,557
REMICs Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	766,647	104,838
Interest Strip Ser. 397, Class 2, IO, 5.00%, 9/25/39	213,950	41,490
REMICs Ser. 20-93, Class WI, IO, 5.00%, 6/25/50	2,862,813	606,573
REMICs Ser. 12-132, Class PI, IO, 5.00%, 10/25/42	642,287	104,433
Interest Strip Ser. 404, Class 2, IO, 4.50%, 5/25/40	151,333	27,522
REMICs Ser. 21-56, Class QI, IO, 4.50%, 9/25/51	3,791,964	837,253
REMICs Ser. 21-15, Class JI, IO, 4.50%, 4/25/51	2,662,668	596,171
REMICs Ser. 21-17, Class KI, IO, 4.50%, 4/25/51	3,012,507	596,958
REMICs Ser. 21-18, Class IY, IO, 4.50%, 8/25/49	1,910,814	408,384
REMICs IFB Ser. 13-90, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.60%), 4.156%, 9/25/43	311,412	39,324
REMICs Ser. 21-17, Class GI, IO, 4.00%, 2/25/51	2,405,075	456,909
REMICs Ser. 20-76, Class GI, IO, 4.00%, 11/25/50	9,902,003	1,862,115
REMICs Ser. 20-56, Class JI, IO, 4.00%, 8/25/50	1,517,911	288,705
REMICs Ser. 20-62, Class CI, IO, 4.00%, 6/25/48	2,742,299	558,359
REMICs Ser. 18-15, Class PI, IO, 4.00%, 10/25/47	322,430	47,822
REMICs Ser. 12-90, Class DI, IO, 4.00%, 3/25/42	327,881	35,037
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.40%), 3.956%, 4/25/40	75,734	9,765
REMICs IFB Ser. 18-36, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 3.806%, 6/25/48	1,519,786	144,216
REMICs IFB Ser. 19-18, Class SH, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 3.706%, 5/25/49	2,763,971	276,839
REMICs IFB Ser. 19-18, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.656%, 5/25/49	3,123,951	323,610
REMICs IFB Ser. 19-17, Class JS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.656%, 4/25/49	1,676,162	210,232
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.656%, 11/25/46	1,018,384	102,702
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.656%, 11/25/46	2,531,209	266,853
REMICs IFB Ser. 16-65, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.656%, 9/25/46	716,897	69,311
REMICs IFB Ser. 16-78, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.656%, 5/25/39	2,075,934	217,516
REMICs IFB Ser. 19-60, Class BS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.606%, 10/25/49	903,505	72,280
REMICs IFB Ser. 19-26, Class SM, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.606%, 6/25/49	1,980,709	227,852
REMICs IFB Ser. 19-66, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 3.556%, 11/25/49	2,990,833	328,185
REMICs IFB Ser. 19-75, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 3.556%, 11/25/49	4,232,983	483,684
REMICs IFB Ser. 16-54, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 3.556%, 8/25/46	3,869,852	453,818
REMICs IFB Ser. 11-126, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 3.556%, 12/25/41	3,760,190	453,212
REMICs IFB Ser. 11-134, Class SP, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 3.556%, 2/25/41	544,333	22,685
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	6,271,629	1,026,979
REMICs Ser. 21-5, Class PI, IO, 3.50%, 2/25/51	3,377,847	573,989
REMICs Ser. 21-25, Class HI, 3.50%, 7/25/50	2,575,163	393,480
REMICs Ser. 20-99, Class IB, IO, 3.50%, 5/25/50	10,272,351	1,809,988
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	39,165	5,775
REMICs Ser. 13-40, Class YI, IO, 3.50%, 6/25/42	25,531	2,043
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.90%), 3.456%, 10/25/41	175,971	18,894
REMICs IFB Ser. 22-43, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 5.40%), 3.217%, 7/25/52	18,097,741	1,682,224
REMICs Ser. 21-94, Class AI, IO, 3.00%, 1/25/52	2,542,111	402,658
REMICs Ser. 21-67, Class IG, IO, 3.00%, 10/25/51	3,997,869	627,233
REMICs Ser. 20-24, Class IB, IO, 3.00%, 4/25/50	3,083,895	486,769
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	26,616	3,252
REMICs Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	39,830	1,171
REMICs Ser. 13-57, Class IQ, IO, 3.00%, 6/25/41	84,393	3,669
REMICs Ser. 22-13, IO, 2.50%, 12/25/51	8,307,842	1,074,176
REMICs Ser. 21-3, Class NI, IO, 2.50%, 2/25/51	16,107,249	2,184,488
Government National Mortgage Association
Ser. 16-164, IO, 6.50%, 12/20/46	621,374	107,046
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	35,250	6,117
Ser. 21-176, Class IK, IO, 5.50%, 10/20/51	2,515,888	471,327
Ser. 16-149, Class MI, IO, 5.50%, 5/20/39	47,146	3,496
Ser. 22-23, Class UI, IO, 5.00%, 2/20/52	2,718,430	498,560
Ser. 20-4, IO, 5.00%, 1/20/50	2,566,730	473,664
Ser. 18-77, IO, 5.00%, 6/20/48	401,645	70,477
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	322,917	68,957
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	82,740	16,580
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	948,037	169,604
Ser. 16-42, IO, 5.00%, 2/20/46	183,646	34,511
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	191,799	27,677
Ser. 17-136, Class IY, IO, 5.00%, 3/20/45	311,196	59,056
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	445,491	88,212
Ser. 14-132, IO, 5.00%, 9/20/44	748,319	129,774
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	21,287	4,006
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	117,042	24,766
Ser. 11-135, Class DI, IO, 5.00%, 4/16/40	302,940	62,311
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	8,608	1,735
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	91,952	19,109
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	8,899	1,773
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	494,110	97,083
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	52,183	10,174
Ser. 21-209, Class TG, IO, 4.50%, 11/20/51	8,597,718	1,426,935
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	751,324	140,642
Ser. 15-182, Class IC, IO, 4.50%, 12/20/45	2,750,802	569,702
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	33,633	6,252
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	48,973	9,666
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	164,575	29,653
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	104,222	18,692
Ser. 12-129, IO, 4.50%, 11/16/42	58,438	11,048
Ser. 12-98, Class AI, IO, 4.50%, 4/16/42	367,479	50,238
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	23,411	4,221
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	16,979	3,123
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	11,736	2,193
Ser. 14-95, Class JI, IO, 4.50%, 12/16/39	724,354	140,452
IFB Ser. 13-9, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.75%), 4.382%, 1/20/43	1,552,361	215,903
IFB Ser. 13-182, Class SP, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.70%), 4.332%, 12/20/43	722,880	88,553
IFB Ser. 10-125, Class SD, ((-1 x ICE LIBOR USD 1 Month) + 6.68%), 4.293%, 1/16/40	1,328,535	117,961
IFB Ser. 11-156, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.60%), 4.232%, 4/20/38	33,185	4,498
Ser. 21-162, Class IO, IO, 4.00%, 9/20/51	4,553,716	714,023
Ser. 20-78, Class DI, IO, 4.00%, 6/20/50	1,123,709	191,762
Ser. 19-137, Class GI, IO, 4.00%, 11/20/49	3,485,652	573,237
Ser. 17-104, Class GI, IO, 4.00%, 7/20/47	2,064,046	340,374
Ser. 16-138, Class DI, IO, 4.00%, 10/20/46	235,121	39,300
Ser. 16-29, IO, 4.00%, 2/16/46	163,610	26,998
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	1,843,582	312,542
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	31,702	5,356
Ser. 18-72, Class IC, IO, 4.00%, 5/20/45	1,750,990	285,219
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	80,707	15,754
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	27,136	4,282
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	25,931	3,529
Ser. 14-188, Class IB, IO, 4.00%, 12/20/44	2,433,792	312,791
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	474,532	31,968
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44	686,154	90,764
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	70,044	2,963
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	982,451	153,773
IFB Ser. 21-96, Class SQ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.35%), 3.982%, 6/20/51	2,274,545	365,961
Ser. 20-32, Class IA, IO, 3.94%, 3/16/47(WAC)	3,022,720	529,604
IFB Ser. 21-155, Class SE, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 3.932%, 9/20/51	9,256,282	971,910
IFB Ser. 21-58, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 3.932%, 4/20/51	5,802,137	756,178
IFB Ser. 21-59, Class SU, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 3.932%, 4/20/51	2,890,653	372,518
IFB Ser. 21-49, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 3.932%, 3/20/51	3,213,189	433,523
IFB Ser. 21-57, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 3.932%, 3/20/51	4,385,007	588,102
IFB Ser. 20-112, Class MS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 3.932%, 8/20/50	1,563,934	237,530
IFB Ser. 18-91, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 3.882%, 7/20/48	538,746	54,628
IFB Ser. 20-98, Class ES, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 3.832%, 7/20/50	2,431,690	323,311
IFB Ser. 18-89, Class LS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 3.832%, 6/20/48	589,558	57,931
IFB Ser. 17-156, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 3.832%, 10/20/47	1,735,410	199,517
IFB Ser. 14-131, Class BS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 3.813%, 9/16/44	2,574,090	443,192
Ser. 16-H17, Class DI, IO, 3.794%, 7/20/66(WAC)	1,479,634	50,185
IFB Ser. 16-77, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 3.782%, 3/20/43	111,928	2,831
IFB Ser. 19-35, Class SE, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 3.763%, 1/16/44	1,866,267	161,398
IFB Ser. 19-158, Class AS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 3.763%, 9/16/43	4,495,302	518,070
IFB Ser. 19-96, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.732%, 8/20/49	2,987,436	321,149
IFB Ser. 19-83, Class JS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.732%, 7/20/49	3,805,787	399,608
IFB Ser. 19-78, Class SM, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.732%, 6/20/49	2,989,893	276,230
IFB Ser. 20-77, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.732%, 5/20/49	18,721,617	2,029,903
IFB Ser. 16-77, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.732%, 10/20/45	31,818	3,841
IFB Ser. 14-27, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.732%, 2/20/44	2,087,820	233,827
IFB Ser. 14-3, Class SM, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.732%, 1/20/44	2,220,522	249,436
IFB Ser. 13-182, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.732%, 12/20/43	18,289	2,416
IFB Ser. 20-15, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.682%, 2/20/50	989,893	80,433
IFB Ser. 20-7, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.682%, 1/20/50	5,152,800	559,159
IFB Ser. 19-142, Class 142, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.682%, 11/20/49	171,417	14,336
IFB Ser. 19-143, Class HS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.682%, 9/20/49	1,728,077	177,318
IFB Ser. 19-103, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.682%, 8/20/49	16,275,049	1,763,128
IFB Ser. 19-98, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.682%, 8/20/49	1,888,163	210,332
IFB Ser. 19-99, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.682%, 8/20/49	125,330	12,159
IFB Ser. 19-78, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.682%, 6/20/49	516,931	44,162
IFB Ser. 19-23, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.682%, 2/20/49	173,131	19,038
IFB Ser. 22-45, Class DS, IO, ((-1 x US 30 Day Average SOFR) + 5.70%), 3.642%, 11/20/49	7,483,895	622,436
IFB Ser. 19-121, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 3.632%, 10/20/49	3,500,510	576,986
IFB Ser. 20-47, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 3.632%, 5/20/44	4,181,531	459,968
IFB Ser. 22-63, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 3.542%, 11/20/46	5,066,143	460,351
Ser. 21-214, Class DI, IO, 3.50%, 12/20/51	11,409,045	1,552,183
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,669,188	440,677
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	1,789,386	285,389
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	325,928	39,095
Ser. 15-52, Class IK, IO, 3.50%, 4/20/45	89,056	11,064
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	23,584	3,844
Ser. 13-82, Class TI, IO, 3.50%, 5/20/43	2,147,433	321,074
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	19,448	2,485
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	9,070	664
Ser. 12-145, IO, 3.50%, 12/20/42	93,893	14,811
Ser. 13-14, IO, 3.50%, 12/20/42	25,253	2,845
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	16,010	1,070
Ser. 15-165, Class IC, IO, 3.50%, 7/16/41	950,281	49,602
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	761,081	49,519
Ser. 17-H03, Class DI, IO, 3.063%, 12/20/66(WAC)	1,753,596	93,044
Ser. 17-H16, Class JI, IO, 3.04%, 8/20/67(WAC)	370,507	20,390
Ser. 21-191, Class HI, IO, 3.00%, 10/20/51	3,429,347	553,085
Ser. 21-155, IO, 3.00%, 9/20/51	3,333,453	541,747
Ser. 21-97, Class QI, IO, 3.00%, 6/20/51	9,173,738	1,275,259
Ser. 21-59, Class IM, IO, 3.00%, 4/20/51	4,157,762	569,947
Ser. 21-42, Class IG, IO, 3.00%, 3/20/51	2,681,902	376,257
Ser. 20-186, Class DI, IO, 3.00%, 12/20/50	6,359,957	953,885
Ser. 20-188, Class QI, IO, 3.00%, 10/20/50	3,923,109	593,241
Ser. 15-H16, Class DI, IO, 2.974%, 7/20/65(WAC)	3,222,434	189,769
Ser. 16-H15, Class AI, IO, 2.931%, 7/20/66(WAC)	13,050,018	791,288
FRB Ser. 15-H16, Class XI, IO, 2.776%, 7/20/65(WAC)	2,849,654	138,208
Ser. 16-H27, Class BI, IO, 2.506%, 12/20/66(WAC)	446,234	18,162
Ser. 20-173, Class MI, IO, 2.50%, 11/20/50	14,574,685	1,908,409
Ser. 20-148, Class AI, IO, 2.50%, 10/20/50	13,364,157	1,712,216
Ser. 20-151, Class MI, IO, 2.50%, 10/20/50	5,219,647	686,697
Ser. 17-H02, Class BI, IO, 2.415%, 1/20/67(WAC)	1,979,063	85,007
Ser. 17-H03, Class EI, IO, 2.374%, 1/20/67(WAC)	403,643	26,095
Ser. 17-H04, Class BI, IO, 2.342%, 2/20/67(WAC)	3,112,904	162,354
Ser. 18-H01, Class AI, IO, 2.341%, 1/20/68(WAC)	9,721,577	495,800
Ser. 15-H13, Class AI, IO, 2.339%, 6/20/65(WAC)	195,175	8,133
Ser. 17-H06, Class BI, IO, 2.337%, 2/20/67(WAC)	753,791	42,139
Ser. 17-H03, Class AI, IO, 2.328%, 12/20/66(WAC)	840,281	38,915
Ser. 10-H22, Class CI, IO, 2.307%, 10/20/60(WAC)	79,117	3,304
Ser. 17-H20, Class AI, IO, 2.26%, 10/20/67(WAC)	2,087,258	146,108
Ser. 17-H20, Class DI, IO, 2.212%, 10/20/67(WAC)	904,974	55,348
Ser. 17-H22, Class DI, IO, 2.197%, 11/20/67(WAC)	2,122,436	157,803
Ser. 17-H20, Class HI, IO, 2.169%, 10/20/67(WAC)	706,648	43,455
Ser. 16-H24, IO, 2.139%, 9/20/66(WAC)	236,857	17,598
Ser. 17-H06, Class MI, IO, 2.098%, 2/20/67(WAC)	1,056,502	48,030
Ser. 18-H02, Class HI, IO, 2.094%, 1/20/68(WAC)	2,883,670	201,857
Ser. 15-H24, Class HI, IO, 2.09%, 9/20/65(WAC)	42,627	852
Ser. 18-H02, Class IM, IO, 2.074%, 2/20/68(WAC)	1,697,392	120,338
Ser. 17-H19, Class MI, IO, 2.069%, 4/20/67(WAC)	664,499	40,069
Ser. 17-H08, Class NI, IO, 1.997%, 3/20/67(WAC)	322,216	12,953
Ser. 17-H08, Class EI, IO, 1.979%, 2/20/67(WAC)	1,632,175	87,338
Ser. 15-H15, Class JI, IO, 1.91%, 6/20/65(WAC)	123,317	6,684
Ser. 17-H14, Class JI, IO, 1.88%, 6/20/67(WAC)	1,464,167	124,820
Ser. 16-H11, Class KI, IO, 1.876%, 5/20/66(WAC)	7,689,309	261,290
Ser. 17-H09, Class DI, IO, 1.858%, 3/20/67(WAC)	1,083,416	52,357
Ser. 15-H20, Class CI, IO, 1.853%, 8/20/65(WAC)	1,390,799	77,467
Ser. 15-H25, Class EI, IO, 1.81%, 10/20/65(WAC)	91,630	4,362
Ser. 15-H23, Class DI, IO, 1.806%, 9/20/65(WAC)	107,397	6,132
Ser. 16-H18, Class QI, IO, 1.799%, 6/20/66(WAC)	1,305,703	66,659
Ser. 16-H22, IO, 1.795%, 10/20/66(WAC)	2,926,650	111,444
Ser. 18-H05, Class BI, IO, 1.794%, 2/20/68(WAC)	1,234,595	85,650
Ser. 15-H20, Class AI, IO, 1.769%, 8/20/65(WAC)	101,153	4,744
Ser. 17-H09, IO, 1.768%, 4/20/67(WAC)	325,619	12,580
Ser. 15-H10, Class CI, IO, 1.754%, 4/20/65(WAC)	110,820	5,685
Ser. 18-H20, Class BI, IO, 1.743%, 6/20/68(WAC)	6,528,866	275,126
Ser. 17-H06, Class DI, IO, 1.709%, 2/20/67(WAC)	529,987	22,365
Ser. 15-H23, Class BI, IO, 1.699%, 9/20/65(WAC)	66,218	2,794
Ser. 19-H02, Class DI, IO, 1.694%, 11/20/68(WAC)	5,033,323	236,734
Ser. 15-H26, Class EI, IO, 1.675%, 10/20/65(WAC)	129,299	5,741
Ser. 17-H10, Class MI, IO, 1.671%, 4/20/67(WAC)	3,527,148	128,741
Ser. 20-H04, Class AI, IO, 1.665%, 2/20/70(WAC)	10,075,543	455,556
Ser. 19-H12, Class GI, IO, 1.655%, 7/20/69(WAC)	10,778,003	504,413
Ser. 16-H24, Class CI, IO, 1.637%, 10/20/66(WAC)	3,274,163	148,647
Ser. 14-H25, Class BI, IO, 1.62%, 12/20/64(WAC)	1,243,452	43,797
Ser. 15-H09, Class BI, IO, 1.612%, 3/20/65(WAC)	41,289	1,614
Ser. 17-H03, Class HI, IO, 1.586%, 1/20/67(WAC)	276,014	9,791
Ser. 16-H09, Class BI, IO, 1.567%, 4/20/66(WAC)	4,854,429	233,013
Ser. 16-H23, Class NI, IO, 1.565%, 10/20/66(WAC)	159,151	6,143
Ser. 19-H14, Class IB, IO, 1.561%, 8/20/69(WAC)	254,865	11,135
Ser. 15-H25, Class AI, IO, 1.553%, 9/20/65(WAC)	163,314	6,647
Ser. 17-H11, Class DI, IO, 1.551%, 5/20/67(WAC)	216,941	12,680
Ser. 19-H07, Class EI, IO, 1.513%, 3/20/69(WAC)	21,965,405	815,136
Ser. 15-H01, Class BI, IO, 1.502%, 1/20/65(WAC)	3,444,982	125,056
Ser. 13-H14, Class XI, IO, 1.481%, 3/20/63(WAC)	86,491	2,379
FRB Ser. 16-H19, Class AI, IO, 1.459%, 9/20/66(WAC)	5,307,513	250,801
Ser. 16-H21, Class AI, IO, 1.458%, 9/20/66(WAC)	1,975,129	97,552
Ser. 14-H06, Class BI, IO, 1.413%, 2/20/64(WAC)	3,731,857	83,526
Ser. 10-H19, Class BI, IO, 1.403%, 8/20/60(WAC)	156,985	5,211
Ser. 22-H01, Class BI, IO, 1.355%, 12/20/71(WAC)	11,935,455	590,387
Ser. 17-H05, Class CI, IO, 1.314%, 2/20/67(WAC)	4,314,364	216,456
Ser. 15-H10, Class HI, IO, 1.298%, 4/20/65(WAC)	109,223	3,703
Ser. 12-H29, Class AI, IO, 1.276%, 10/20/62(WAC)	473,114	9,000
Ser. 12-H29, Class FI, IO, 1.276%, 10/20/62(WAC)	473,114	8,485
Ser. 19-H15, Class CI, IO, 1.268%, 7/20/69(WAC)	6,219,637	180,674
Ser. 12-H06, Class AI, IO, 1.265%, 1/20/62(WAC)	269,815	6,465
Ser. 22-H09, Class GI, IO, 1.262%, 4/20/72(WAC)	28,162,682	1,501,793
Ser. 22-H01, Class EI, IO, 1.257%, 1/20/72(WAC)	7,026,111	363,522
FRB Ser. 11-H07, Class FI, IO, 1.182%, 2/20/61(WAC)	91,018	2,248
Ser. 22-H09, Class IG, IO, 1.125%, 4/20/72(WAC)	22,648,574	1,037,071
Ser. 16-H27, Class EI, IO, 1.04%, 12/20/66(WAC)	2,228,253	68,436
Ser. 17-H14, Class EI, IO, 0.778%, 6/20/67(WAC)	1,793,080	70,591
Ser. 18-H08, Class FI, IO, 0.774%, 6/20/68(WAC)	1,700,641	79,325
Ser. 15-H25, Class BI, IO, 0.753%, 10/20/65(WAC)	81,247	3,477
Ser. 15-H26, Class DI, IO, 0.718%, 10/20/65(WAC)	86,978	3,601
Ser. 15-H25, Class CI, IO, 0.714%, 10/20/65(WAC)	80,473	2,752
Ser. 16-H04, Class KI, IO, 0.69%, 2/20/66(WAC)	67,473	1,486
Ser. 15-H03, Class DI, IO, 0.683%, 1/20/65(WAC)	187,043	6,509
Ser. 16-H02, Class HI, IO, 0.633%, 1/20/66(WAC)	153,523	3,685
Ser. 15-H04, Class AI, IO, 0.536%, 12/20/64(WAC)	2,347,532	66,548
Ser. 18-H11, Class JI, IO, 0.465%, 7/20/68(WAC)	2,219,360	96,542
Ser. 14-H21, Class AI, IO, 0.436%, 10/20/64(WAC)	926,835	36,104
Ser. 21-H03, Class IM, IO, 0.307%, 2/20/71(WAC)	8,703,028	253,432

		87,890,211
Commercial mortgage-backed securities (24.9%)
Banc of America Commercial Mortgage Trust Ser. 08-1, Class AJ, 6.786%, 2/10/51(WAC)	9,423	9,829
BANK 144A Ser. 18-BN11, Class D, 3.00%, 3/15/61	2,170,000	1,594,284
Barclays Commercial Mortgage Trust 144A
Ser. 19-C4, Class D, 3.25%, 8/15/52	510,000	388,265
Ser. 19-C4, Class E, 3.25%, 8/15/52	446,000	327,161
Ser. 19-C3, Class D, 3.00%, 5/15/52	1,145,000	835,270
Ser. 19-C5, Class E, 2.50%, 11/15/52	462,000	305,061
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.188%, 4/10/51(WAC)	2,459,000	1,950,797
Ser. 19-B11, Class D, 3.00%, 5/15/52	963,000	688,922
Ser. 18-B1, Class D, 2.75%, 1/15/51	2,021,000	1,636,165
Ser. 19-B13, Class D, 2.50%, 8/15/57	1,998,000	1,474,564
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 5.029%, 2/10/44(WAC)	580,000	431,615
Cantor Commercial Real Estate Lending 144A Ser. 19-CF2, Class D, 2.50%, 11/15/52	313,000	225,190
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	686,000	499,527
Ser. 19-CD8, Class D, 3.00%, 8/15/57	389,000	274,409
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	100,000	99,550
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC15, Class C, 5.335%, 9/10/46(WAC)	598,000	587,619
FRB Ser. 17-P7, Class C, 4.566%, 4/14/50(WAC)	373,000	327,993
FRB Ser. 15-GC31, Class D, 4.173%, 6/10/48(WAC)	1,541,000	1,396,964
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class C, 4.939%, 9/10/45(WAC)	549,000	549,000
FRB Ser. 13-GC11, Class D, 4.332%, 4/10/46(WAC)	1,736,343	1,695,814
Ser. 14-GC25, Class D, 3.548%, 10/10/47	239,000	214,190
Ser. 15-P1, Class D, 3.225%, 9/15/48	2,000,000	1,695,090
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 5.081%, 4/10/47(WAC)	333,000	321,028
FRB Ser. 13-CR13, Class C, 5.04%, 11/10/46(WAC)	656,000	630,775
FRB Ser. 14-UBS3, Class C, 4.896%, 6/10/47(WAC)	301,000	291,018
FRB Ser. 14-UBS4, Class C, 4.806%, 8/10/47(WAC)	324,000	305,909
FRB Ser. 14-UBS6, Class C, 4.588%, 12/10/47(WAC)	193,000	184,238
FRB Ser. 15-CR26, Class D, 3.62%, 10/10/48(WAC)	875,000	743,460
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class D, 5.04%, 11/10/46(WAC)	348,000	322,190
FRB Ser. 14-CR17, Class D, 5.007%, 5/10/47(WAC)	467,000	417,382
FRB Ser. 14-CR17, Class E, 5.007%, 5/10/47(WAC)	917,000	647,301
FRB Ser. 14-CR19, Class D, 4.854%, 8/10/47(WAC)	721,000	662,523
FRB Ser. 14-CR14, Class D, 4.737%, 2/10/47(WAC)	1,073,000	995,176
Ser. 12-CR4, Class B, 3.703%, 10/15/45	1,399,000	1,147,180
Ser. 13-LC6, Class E, 3.50%, 1/10/46	706,000	647,840
FRB Ser. 16-COR1, Class D, 3.475%, 10/10/49(WAC)	1,501,500	1,173,479
Ser. 17-COR2, Class D, 3.00%, 9/10/50	2,120,000	1,643,572
Ser. 15-LC19, Class D, 2.867%, 2/10/48	1,072,000	957,367
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 6.01%, 2/15/41(WAC)	63,742	31,227
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C2, Class C, 4.317%, 6/15/57(WAC)	504,000	435,330
FRB Ser. 15-C2, Class D, 4.317%, 6/15/57(WAC)	1,355,000	955,015
CSAIL Commercial Mortgage Trust 144A
FRB Ser. 18-C14, Class D, 5.087%, 11/15/51(WAC)	1,765,000	1,445,453
Ser. 19-C17, Class D, 2.50%, 9/15/52	410,000	279,054
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 6.183%, 11/25/51	802,000	713,780
FS Rialto Issuer, LLC 144A FRB Ser. 22-FL5, Class D, (CME Term SOFR 1 Month + 4.82%), 7.119%, 6/19/37	747,000	731,089
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.543%, 2/10/46(WAC)	471,000	454,853
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.566%, 8/10/43(WAC)	397,000	296,043
FRB Ser. 14-GC24, Class D, 4.665%, 9/10/47(WAC)	971,000	683,354
FRB Ser. 13-GC13, Class D, 4.208%, 7/10/46(WAC)	739,000	305,713
Ser. 19-GC38, Class D, 3.00%, 2/10/52	532,000	405,539
Ser. 16-GS2, Class D, 2.753%, 5/10/49	311,000	250,156
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class B, 4.702%, 9/15/47(WAC)	399,000	382,345
FRB Ser. 14-C22, Class C, 4.702%, 9/15/47(WAC)	354,000	327,070
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C17, Class D, 5.049%, 1/15/47(WAC)	1,500,000	1,410,333
FRB Ser. 14-C18, Class D, 4.947%, 2/15/47(WAC)	1,135,000	734,446
FRB Ser. 14-C19, Class C19, 4.807%, 4/15/47(WAC)	2,049,000	1,892,680
FRB Ser. 13-C12, Class E, 4.231%, 7/15/45(WAC)	625,000	536,714
FRB Ser. 14-C25, Class D, 4.086%, 11/15/47(WAC)	1,500,000	987,837
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)	402,000	44,662
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	100,000	57,521
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.532%, 9/15/50(WAC)	388,000	330,859
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	566,000	461,319
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	666,146	608,530
FRB Ser. 13-LC11, Class D, 4.303%, 4/15/46(WAC)	740,000	578,547
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.709%, 2/15/46(WAC)	450,000	333,813
FRB Ser. 11-C3, Class E, 5.709%, 2/15/46(WAC)	242,000	85,767
FRB Ser. 11-C4, Class C, 5.604%, 7/15/46(WAC)	2,932	2,922
FRB Ser. 12-C6, Class E, 5.115%, 5/15/45(WAC)	224,000	191,722
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	643,000	442,947
Ser. 12-C6, Class G, 2.972%, 5/15/45(WAC)	100,000	51,260
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C22, Class C, 4.347%, 4/15/48(WAC)	1,437,000	1,315,198
FRB Ser. 13-C9, Class C, 4.154%, 5/15/46(WAC)	269,000	260,976
Ser. 13-C9, Class B, 3.708%, 5/15/46(WAC)	1,700,000	1,672,280
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C14, Class D, 5.211%, 2/15/47(WAC)	855,000	819,066
FRB Ser. 13-C12, Class E, 4.921%, 10/15/46(WAC)	405,000	299,891
FRB Ser. 14-C17, Class D, 4.884%, 8/15/47(WAC)	1,570,500	1,463,178
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)	1,150,000	709,941
FRB Ser. 13-C11, Class D, 4.495%, 8/15/46(WAC)	932,000	65,535
FRB Ser. 15-C23, Class D, 4.281%, 7/15/50(WAC)	1,883,000	1,663,909
FRB Ser. 13-C9, Class D, 4.242%, 5/15/46(WAC)	1,484,000	1,337,945
FRB Ser. 13-C10, Class E, 4.205%, 7/15/46(WAC)	369,000	132,508
FRB Ser. 13-C10, Class F, 4.205%, 7/15/46(WAC)	1,286,000	289,350
Ser. 14-C19, Class D, 3.25%, 12/15/47	893,000	784,960
Ser. 17-C34, Class D, 2.70%, 11/15/52	168,000	121,231
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	24,032	22,320
FRB Ser. 16-BNK2, Class C, 4.019%, 11/15/49(WAC)	1,682,000	1,499,026
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class D, 5.336%, 3/15/45(WAC)	114,774	109,886
FRB Ser. 12-C4, Class E, 5.336%, 3/15/45(WAC)	392,000	276,415
FRB Ser. 11-C3, Class G, 5.253%, 7/15/49(WAC)	753,000	397,338
Ser. 18-L1, Class D, 3.00%, 10/15/51	2,079,000	1,554,531
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 5.694%, 10/25/49	1,430,652	1,366,940
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 20-FL4, Class C, 7.194%, 2/25/35	1,468,000	1,448,341
FRB Ser. 22-FL9, Class A, 4.846%, 6/25/37	760,165	760,405
UBS Commercial Mortgage Trust FRB Ser. 17-C3, Class C, 4.418%, 8/15/50(WAC)	600,000	503,305
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 6.66%, 5/10/45(WAC)	75,697	69,048
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	671,000	261,690
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	37,000	—
FRB Ser. 12-C2, Class E, 4.871%, 5/10/63(WAC)	24,000	240
FRB Ser. 12-C4, Class D, 4.683%, 12/10/45(WAC)	522,000	502,314
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 5.148%, 1/15/59(WAC)	781,000	695,051
FRB Ser. 15-C31, Class C, 4.75%, 11/15/48(WAC)	531,000	490,009
Ser. 19-C50, Class C, 4.345%, 5/15/52	281,000	242,026
Ser. 15-C31, Class D, 3.852%, 11/15/48	491,000	412,838
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C31, Class E, 4.75%, 11/15/48(WAC)	783,000	562,418
FRB Ser. 15-C30, Class D, 4.648%, 9/15/58(WAC)	744,000	661,286
FRB Ser. 13-LC12, Class D, 4.433%, 7/15/46(WAC)	381,000	146,199
Ser. 14-LC16, Class D, 3.938%, 8/15/50	777,000	117,920
Ser. 17-RB1, Class D, 3.401%, 3/15/50	2,111,000	1,640,600
Ser. 16-C33, Class D, 3.123%, 3/15/59	2,323,000	1,963,337
Ser. 19-C50, Class D, 3.00%, 5/15/52	418,000	299,155
Ser. 19-C54, Class D, 2.50%, 12/15/52	259,000	207,539
WF-RBS Commercial Mortgage Trust Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	1,151,000	1,054,212
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C9, Class D, 4.993%, 11/15/45(WAC)	276,000	271,361
FRB Ser. 12-C9, Class E, 4.993%, 11/15/45(WAC)	456,000	447,661
FRB Ser. 12-C7, Class D, 4.814%, 6/15/45(WAC)	1,114,000	389,126
FRB Ser. 12-C7, Class E, 4.814%, 6/15/45(WAC)	653,000	86,256
FRB Ser. 13-C15, Class D, 4.671%, 8/15/46(WAC)	1,324,000	796,608
FRB Ser. 14-LC14, Class D, 4.586%, 3/15/47(WAC)	1,568,000	1,474,248
FRB Ser. 12-C10, Class D, 4.538%, 12/15/45(WAC)	406,000	300,255

		76,711,489
Residential mortgage-backed securities (non-agency) (17.4%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 2.634%, 5/25/47	1,540,047	886,789
Arroyo Mortgage Trust 144A Ser. 20-1, Class M1, 4.277%, 3/25/55	442,000	425,632
Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 21A1, 3.639%, 9/25/35(WAC)	190,863	163,673
FRB Ser. 05-8, Class 21A1, 3.175%, 10/25/35(WAC)	348,574	301,556
FRB Ser. 05-10, Class 11A1, (ICE LIBOR USD 1 Month + 0.50%), 2.944%, 1/25/36	120,821	157,864
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (ICE LIBOR USD 1 Month + 0.23%), 2.904%, 9/25/46	62,135	49,632
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class B1, (ICE LIBOR USD 1 Month + 4.75%), 7.194%, 10/25/27 (Bermuda)	633,000	642,269
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (ICE LIBOR USD 1 Month + 0.18%), 2.624%, 11/25/47	944,204	832,399
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 3.001%, 4/25/37(WAC)	243,455	216,433
FRB Ser. 07-AMC3, Class A2D, (ICE LIBOR USD 1 Month + 0.35%), 2.794%, 3/25/37	176,343	155,648
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 2A1, (ICE LIBOR USD 1 Month + 0.38%), 2.824%, 8/25/46	78,671	65,835
FRB Ser. 06-OA10, Class 3A1, (ICE LIBOR USD 1 Month + 0.38%), 2.824%, 8/25/46	210,676	183,928
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 2.824%, 8/25/46	232,804	198,436
FRB Ser. 06-OA19, Class A1, (ICE LIBOR USD 1 Month + 0.18%), 2.548%, 2/20/47	253,655	198,097
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 06-OA5, Class 2A1, (ICE LIBOR USD 1 Month + 0.40%), 2.844%, 4/25/46	31,778	26,936
Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 20-SPT1, Class M1, 3.388%, 4/25/65(WAC)	392,000	376,109
Deephaven Residential Mortgage Trust Ser. 22-3, Class A3, 5.30%, 7/25/67(WAC)	2,230,740	2,160,128
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (ICE LIBOR USD 1 Month + 2.85%), 5.294%, 1/25/30	404,000	384,601
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (ICE LIBOR USD 1 Month + 10.50%), 12.944%, 5/25/28	248,271	261,644
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (ICE LIBOR USD 1 Month + 10.00%), 12.444%, 7/25/28	246,579	275,086
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (ICE LIBOR USD 1 Month + 9.35%), 11.794%, 4/25/28	295,387	315,127
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (ICE LIBOR USD 1 Month + 8.80%), 11.244%, 3/25/28	369,164	372,605
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (ICE LIBOR USD 1 Month + 7.55%), 9.994%, 12/25/27	1,381,971	1,428,161
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (ICE LIBOR USD 1 Month + 4.95%), 7.394%, 7/25/29	773,000	807,436
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class B1, (ICE LIBOR USD 1 Month + 4.45%), 6.894%, 3/25/30	250,000	258,221
Seasoned Credit Risk Transfer Trust Ser. 18-1, Class M, 4.75%, 5/25/57(WAC)	1,010,000	950,298
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (ICE LIBOR USD 1 Month + 12.25%), 14.694%, 2/25/49	1,100,000	1,242,777
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (ICE LIBOR USD 1 Month + 11.00%), 13.444%, 10/25/48	1,728,000	1,958,014
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (ICE LIBOR USD 1 Month + 10.75%), 13.194%, 1/25/49	439,000	492,116
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (ICE LIBOR USD 1 Month + 10.50%), 12.944%, 3/25/49	755,000	833,649
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA3, Class B2, (ICE LIBOR USD 1 Month + 9.35%), 11.794%, 6/25/50	750,000	844,328
Structured Agency Credit Risk Trust FRB Ser. 19-FTR1, Class B2, (ICE LIBOR USD 1 Month + 8.35%), 10.794%, 1/25/48	1,000,000	1,037,500
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (ICE LIBOR USD 1 Month + 8.15%), 10.594%, 7/25/49	624,000	650,365
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (ICE LIBOR USD 1 Month + 7.75%), 10.194%, 9/25/48	818,000	837,966
Structured Agency Credit Risk Trust FRB Ser. 19-HQA3, Class B2, (ICE LIBOR USD 1 Month + 7.50%), 9.944%, 9/25/49	1,000,000	978,438
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M2, (US 30 Day Average SOFR + 6.75%), 8.933%, 6/25/42	1,471,000	1,554,241
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class B2, (ICE LIBOR USD 1 Month + 5.10%), 7.544%, 1/25/50	800,000	697,278
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M2, (US 30 Day Average SOFR + 5.25%), 7.433%, 5/25/42	2,000,000	2,000,000
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M2, (US 30 Day Average SOFR + 5.25%), 7.433%, 3/25/42	2,759,000	2,734,859
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (ICE LIBOR USD 1 Month + 4.25%), 6.694%, 10/25/48	1,000,000	1,032,188
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B1, (ICE LIBOR USD 1 Month + 4.10%), 6.544%, 3/25/50	1,000,000	998,953
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M2, (US 30 Day Average SOFR + 4.35%), 6.533%, 4/25/42	1,940,000	1,926,614
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class M2, (ICE LIBOR USD 1 Month + 3.75%), 6.194%, 8/25/50	8,369	8,358
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (ICE LIBOR USD 1 Month + 3.10%), 5.544%, 3/25/50	905,359	923,310
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	244,000	223,276
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56(WAC)	400,000	374,633
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	370,000	335,581
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (ICE LIBOR USD 1 Month + 12.75%), 15.194%, 10/25/28	814,556	903,228
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 14.194%, 10/25/28	111,282	121,201
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 14.194%, 8/25/28	26,607	29,347
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2B, (ICE LIBOR USD 1 Month + 9.50%), 11.944%, 5/25/29	597,151	624,124
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (ICE LIBOR USD 1 Month + 9.25%), 11.694%, 4/25/29	1,556,694	1,616,853
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 8.144%, 4/25/28	747,373	784,878
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2B1, (ICE LIBOR USD 1 Month + 5.05%), 7.494%, 11/25/29	964,000	1,026,015
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (ICE LIBOR USD 1 Month + 4.85%), 7.294%, 10/25/29	150,000	158,916
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (ICE LIBOR USD 1 Month + 4.50%), 6.944%, 12/25/30	180,000	187,085
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 6.894%, 5/25/30	284,000	285,682
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 6.894%, 2/25/30	761,000	801,904
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (ICE LIBOR USD 1 Month + 2.50%), 4.944%, 5/25/30	1,075,055	1,076,338
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1B2, (US 30 Day Average SOFR + 10.60%), 12.783%, 5/25/42	500,000	511,740
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1B2, (US 30 Day Average SOFR + 9.85%), 12.033%, 3/25/42	1,167,000	1,193,258
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1B1, (US 30 Day Average SOFR + 5.25%), 7.433%, 3/25/42	500,000	497,500
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2B1, (US 30 Day Average SOFR + 4.50%), 6.683%, 4/25/42	1,096,000	1,078,176
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 6.683%, 1/25/42	146,000	140,616
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (ICE LIBOR USD 1 Month + 4.10%), 6.544%, 9/25/31	1,291,000	1,298,743
GSAA Home Equity Trust
FRB Ser. 06-8, Class 2A2, (ICE LIBOR USD 1 Month + 0.36%), 2.804%, 5/25/36	75,594	21,460
FRB Ser. 06-1, Class A1, (ICE LIBOR USD 1 Month + 0.18%), 2.624%, 1/25/36	1,110,584	377,598
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (ICE LIBOR USD 1 Month + 0.31%), 2.754%, 5/25/37	336,416	251,732
Home Re, Ltd. 144A FRB Ser. 22-1, Class B1, (US 30 Day Average SOFR + 9.00%), 11.183%, 10/25/34 (Bermuda)	900,000	882,232
Imperial Fund Mortgage Trust 144A Ser. 22-NQM4, Class A3, 5.04%, 6/25/67	1,393,462	1,336,566
IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR11, Class 2A1, 3.235%, 6/25/36(WAC)	25,745	24,239
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (ICE LIBOR USD 1 Month + 0.20%), 2.844%, 6/25/37	160,345	71,724
LHOME Mortgage Trust 144A Ser. 21-RTL1, Class A1, 2.09%, 9/25/26(WAC)	280,000	269,948
Merrill Lynch Mortgage Investors Trust FRB Ser. 06-HE3, Class A4, (ICE LIBOR USD 1 Month + 0.50%), 2.944%, 6/25/37	816,685	241,277
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (ICE LIBOR USD 1 Month + 0.23%), 2.792%, 2/26/37	243,276	217,004
MortgageIT Trust FRB Ser. 05-3, Class M4, (ICE LIBOR USD 1 Month + 0.95%), 3.389%, 8/25/35	9,000	8,432
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (ICE LIBOR USD 1 Month + 4.35%), 6.794%, 7/25/29 (Bermuda)	191,000	194,643
FRB Ser. 19-1A, Class B1A, (ICE LIBOR USD 1 Month + 3.50%), 5.944%, 7/25/29 (Bermuda)	159,000	159,215
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (ICE LIBOR USD 1 Month + 2.70%), 5.144%, 3/25/28 (Bermuda)	964,000	967,206
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (ICE LIBOR USD 1 Month + 0.21%), 2.864%, 8/25/36	78,024	70,222
FRB Ser. 07-AR1, Class 2A1, (ICE LIBOR USD 1 Month + 0.18%), 2.624%, 1/25/37	28,814	25,857
FRB Ser. 06-AR7, Class A1BG, (ICE LIBOR USD 1 Month + 0.12%), 2.564%, 8/25/36	234,220	220,769
Visio Trust 144A Ser. 22-1, Class A2, 5.85%, 8/25/57	2,256,000	2,187,066
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR12, Class A2B, (ICE LIBOR USD 1 Month + 0.92%), 3.364%, 10/25/44	81,903	77,192
FRB Ser. 05-AR13, Class A1C4, (ICE LIBOR USD 1 Month + 0.86%), 3.304%, 10/25/45	48,940	46,733

		53,765,706

Total mortgage-backed securities (cost $238,061,230)		$218,367,406

ASSET-BACKED SECURITIES (2.0%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$1,088,191	$1,085,470
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-2, Class F, (ICE LIBOR USD 1 Month + 4.75%), 7.194%, 4/25/55	270,000	254,318
FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month + 2.00%), 4.444%, 11/25/55	663,000	627,527
FRB Ser. 21-2, Class A, (ICE LIBOR USD 1 Month + 0.75%), 3.194%, 4/25/55	345,000	345,000
FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.70%), 3.144%, 2/25/55	227,000	227,000
MRA Issuance Trust 144A FRB Ser. 22-2, Class A3, (US SOFR Compounded Index + 1.25%), 3.557%, 1/17/23	783,000	783,000
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class F, (ICE LIBOR USD 1 Month + 5.25%), 7.694%, 5/25/55	1,250,000	1,178,961
Securitized Term Auto Loan Receivables Trust 144A Ser. 19-CRTA, Class D, 4.572%, 3/25/26 (Canada)	1,608,244	1,541,424
Station Place Securitization Trust 144A FRB Ser. 21-14, Class A1, (ICE LIBOR USD 1 Month + 0.70%), 3.127%, 12/8/22	176,000	176,000

Total asset-backed securities (cost $6,328,459)		$6,218,700

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Sep-22/$98.91	$14,299,218	$15,000,000	$15
Uniform Mortgage-Backed Securities 30 yr 5.00% TBA commitments (Call)	Oct-22/101.00	70,516,831	70,000,000	217,000

Total purchased options outstanding (cost $487,500)				$217,015

SHORT-TERM INVESTMENTS (29.2%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 2.33%(AFF)	Shares	69,464,174	$69,464,174
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.25%(P)	Shares	355,000	355,000
U.S. Treasury Bills 2.627%, 10/25/22		$600,000	597,643
U.S. Treasury Bills 2.529%, 10/18/22(SEGSF)(SEGCCS)(SEGTBA)		1,800,000	1,794,184
U.S. Treasury Bills 2.124%, 9/20/22(SEGSF)(SEGCCS)		2,500,000	2,497,167
U.S. Treasury Bills 2.121%, 9/6/22(SEGSF)(SEGCCS)		6,500,000	6,498,187
U.S. Treasury Bills 2.109%, 9/15/22(SEGSF)(SEGCCS)(SEGTBA)		2,200,000	2,198,165
U.S. Treasury Bills 2.103%, 9/1/22(SEGCCS)(SEGTBA)		1,900,000	1,900,000
U.S. Treasury Bills 2.082%, 9/13/22(SEGSF)(SEGCCS)(SEGTBA)		4,700,000	4,696,600

Total short-term investments (cost $90,001,381)			$90,001,120
TOTAL INVESTMENTS

Total investments (cost $685,389,082)			$662,275,577

WRITTEN OPTIONS OUTSTANDING at 8/31/22 (premiums $487,500) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Sep-22/$98.91	$14,299,218	$15,000,000	$534,180
Uniform Mortgage-Backed Securities 30 yr 5.00% TBA commitments (Put)	Oct-22/101.00	70,516,831	70,000,000	392,000

Total				$926,180

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 8/31/22 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Citibank, N.A.
(3.015)/US SOFR/Nov-32 (Purchased)	Nov-22/3.015	USD	$10,733,200	$(133,360)	$60,965
(2.795)/US SOFR/Oct-32 (Purchased)	Oct-22/2.795	USD	1,443,300	(29,443)	6,004
2.795/US SOFR/Oct-32 (Purchased)	Oct-22/2.795	USD	1,443,300	(29,443)	(16,194)
2.515/US SOFR/Nov-32 (Purchased)	Nov-22/2.515	USD	10,733,200	(128,798)	(60,535)
Goldman Sachs International
(2.544)/US SOFR/Nov-32 (Purchased)	Nov-22/2.544	USD	7,798,700	(159,873)	170,713
2.544/US SOFR/Nov-32 (Purchased)	Nov-22/2.544	USD	7,798,700	(159,873)	(115,577)

Unrealized appreciation					237,682

Unrealized (depreciation)					(192,306)

Total					$45,376

TBA SALE COMMITMENTS OUTSTANDING at 8/31/22 (proceeds receivable $223,134,727) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 9/1/52	$1,000,000	9/21/22	$964,134
Uniform Mortgage-Backed Securities, 5.00%, 9/1/52	114,000,000	9/14/22	115,033,183
Uniform Mortgage-Backed Securities, 4.50%, 9/1/52	73,000,000	9/14/22	72,549,473
Uniform Mortgage-Backed Securities, 4.00%, 9/1/52	7,000,000	9/14/22	6,831,012
Uniform Mortgage-Backed Securities, 3.50%, 9/1/52	1,000,000	9/14/22	953,281
Uniform Mortgage-Backed Securities, 3.00%, 9/1/52	1,000,000	9/14/22	925,391
Uniform Mortgage-Backed Securities, 2.50%, 9/1/52	9,000,000	9/14/22	8,038,127
Uniform Mortgage-Backed Securities, 2.00%, 9/1/52	18,000,000	9/14/22	15,489,851

Total			$220,784,452

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$410,758,000	$1,445,868	(E)	$853,181	9/21/24	3.40% — Annually	US SOFR — Annually	$2,299,050
		13,133,000	106,377	(E)	(145,128)	9/21/27	US SOFR — Annually	3.30% — Annually	(38,751)
		65,976,000	1,279,275	(E)	1,037,937	9/21/32	3.20% — Annually	US SOFR — Annually	(241,342)
		9,541,000	736,851	(E)	(571,726)	9/21/52	US SOFR — Annually	3.10% — Annually	165,125
		8,016,000	60,040		(30)	7/1/24	3.1765% — Annually	US SOFR — Annually	38,373
		1,668,000	20,650		(57)	7/5/52	US SOFR — Annually	2.657% — Annually	(17,815)
		10,359,000	240,432		(84)	7/6/27	2.6125% — Annually	US SOFR — Annually	222,133
		8,209,000	219,919		(109)	7/6/32	US SOFR — Annually	2.655% — Annually	(206,115)
		5,033,000	152,399		(67)	7/7/32	US SOFR — Annually	2.614% — Annually	(144,144)
		2,797,000	138,424		(95)	7/8/52	US SOFR — Annually	2.4715% — Annually	(134,934)
		2,235,000	50,332		(76)	7/11/52	2.606% — Annually	US SOFR — Annually	46,954
		7,759,000	115,144		(63)	7/11/27	US SOFR — Annually	2.7995% — Annually	(101,576)
		1,724,000	17,171		(7)	7/13/24	US SOFR — Annually	3.039% — Annually	(13,625)
		3,975,000	63,759		(53)	7/13/32	US SOFR — Annually	2.782% — Annually	(57,203)
		6,758,000	120,833		(55)	7/15/27	2.7315% — Annually	US SOFR — Annually	110,953
		4,494,000	78,645		(60)	7/18/32	US SOFR — Annually	2.765% — Annually	(72,240)
		3,656,000	75,350		(48)	7/19/32	2.7285% — Annually	US SOFR — Annually	70,178
		5,909,000	88,930		(48)	7/21/27	US SOFR — Annually	2.794% — Annually	(81,194)
		14,221,000	111,208		(54)	7/21/24	3.1575% — Annually	US SOFR — Annually	85,781
		5,149,000	84,238		(68)	7/21/32	2.7785% — Annually	US SOFR — Annually	77,259
		663,900	11,406		(9)	7/25/32	2.769% — Annually	US SOFR — Annually	10,575
		15,495,000	115,283		(58)	7/22/24	3.1785% — Annually	US SOFR — Annually	87,928
		5,864,000	77,229		(78)	7/22/32	2.816% — Annually	US SOFR — Annually	69,483
		4,703,000	56,154		(62)	7/25/32	2.8305% — Annually	US SOFR — Annually	50,128
		2,557,000	61,061		(34)	7/25/32	US SOFR — Annually	2.6905% — Annually	(58,231)
		6,909,000	220,673		(92)	7/26/32	US SOFR — Annually	2.596% — Annually	(213,630)
		15,555,000	198,015		(59)	7/26/24	2.8895% — Annually	US SOFR — Annually	177,201
		6,459,000	228,067		(86)	7/26/32	2.5565% — Annually	US SOFR — Annually	221,574
		24,107,000	283,498		(91)	7/27/24	2.9435% — Annually	US SOFR — Annually	251,666
		5,468,000	213,033		(186)	7/27/52	US SOFR — Annually	2.523% — Annually	(208,319)
		25,423,000	290,331		(96)	7/27/24	2.962% — Annually	US SOFR — Annually	256,488
		8,616,000	268,216		(114)	7/27/32	2.6055% — Annually	US SOFR — Annually	259,737
		3,166,000	117,237		(42)	7/28/32	US SOFR — Annually	2.5365% — Annually	(114,354)
		7,500,000	178,350		(61)	7/29/27	2.6005% — Annually	US SOFR — Annually	170,852
		9,597,000	293,764		(78)	8/1/27	2.45% — Annually	US SOFR — Annually	287,084
		11,803,000	160,757		(44)	8/1/24	2.843% — Annually	US SOFR — Annually	147,367
		3,666,000	154,229		(49)	8/1/32	2.478% — Annually	US SOFR — Annually	151,187
		3,003,000	124,384		(40)	8/1/32	US SOFR — Annually	2.4855% — Annually	(121,953)
		3,003,000	125,946		(40)	8/1/32	US SOFR — Annually	2.4795% — Annually	(123,530)
		16,203,000	656,708		(214)	8/2/32	US SOFR — Annually	2.496% — Annually	(643,202)
		3,951,000	192,888		(135)	8/3/52	US SOFR — Annually	2.4735% — Annually	(192,134)
		4,606,000	240,249		(61)	8/3/32	US SOFR — Annually	2.36% — Annually	(239,692)
		7,082,000	193,339		(57)	8/4/27	US SOFR — Annually	2.523% — Annually	(191,619)
		10,306,000	240,233		(83)	8/4/27	2.611% — Annually	US SOFR — Annually	236,858
		4,414,500	210,837		(151)	8/5/52	2.4788% — Annually	US SOFR — Annually	210,034
		4,414,500	213,750		(151)	8/5/52	2.4755% — Annually	US SOFR — Annually	212,958
		8,973,000	235,900		(73)	8/8/27	US SOFR — Annually	2.54572% — Annually	(233,881)
		8,973,000	236,797		(73)	8/8/27	US SOFR — Annually	2.5435% — Annually	(234,792)
		11,418,000	222,308		(92)	8/10/27	2.6955% — Annually	US SOFR — Annually	218,603
		12,508,000	92,809		(47)	8/10/24	US SOFR — Annually	3.1775% — Annually	(85,287)
		4,089,000	148,308		(54)	8/10/32	US SOFR — Annually	2.5465% — Annually	(147,464)
		7,976,500	289,068		(105)	8/11/32	US SOFR — Annually	2.547% — Annually	(287,476)
		13,800,000	102,810		(52)	8/10/24	US SOFR — Annually	3.17602% — Annually	(95,402)
		1,499,000	85,263		(51)	8/11/52	US SOFR — Annually	2.433% — Annually	(85,086)
		9,727,000	163,608		(78)	8/15/27	2.7535% — Annually	US SOFR — Annually	160,743
		17,031,000	120,069		(64)	8/16/24	3.196% — Annually	US SOFR — Annually	111,999
		8,953,000	185,059		(72)	8/17/27	US SOFR — Annually	2.669% — Annually	(183,115)
		15,228,000	66,242		(57)	8/19/24	US SOFR — Annually	3.3385% — Annually	(60,538)
		4,390,000	120,374		(58)	8/19/32	US SOFR — Annually	2.6505% — Annually	(119,862)
		10,567,000	144,979		(85)	8/19/27	2.821% — Annually	US SOFR — Annually	142,198
		4,087,000	116,357		(54)	8/22/32	2.6385% — Annually	US SOFR — Annually	115,648
		2,266,000	63,629		(30)	8/22/32	US SOFR — Annually	2.643% — Annually	(63,293)
		3,952,000	20,946		(15)	8/22/24	US SOFR — Annually	3.287% — Annually	(19,615)
		4,542,000	89,705		(60)	8/23/32	2.74% — Annually	US SOFR — Annually	88,835
		5,054,000	94,965		(172)	8/24/52	2.622% — Annually	US SOFR — Annually	93,769
		8,241,000	80,350		(109)	8/25/32	2.8565% — Annually	US SOFR — Annually	78,796
		338,000	1,075		(1)	8/25/24	3.397% — Annually	US SOFR — Annually	979
		4,847,000	50,700		(64)	8/25/32	2.84824% — Annually	US SOFR — Annually	49,793
		2,403,000	21,267		(32)	8/29/32	2.867% — Annually	US SOFR — Annually	20,964
		3,221,000	31,018		(43)	8/30/32	US SOFR — Annually	2.858% — Annually	(30,753)
		6,726,000	21,523		(54)	8/31/27	3.0485% — Annually	US SOFR — Annually	20,900
		21,114,000	7,812		(79)	9/1/24	3.541% — Annually	US SOFR — Annually	7,733
		12,768,500	23,622		(103)	9/2/27	US SOFR — Annually	3.0785% — Annually	(23,725)
		9,887,500	35,200		(131)	9/2/32	2.929% — Annually	US SOFR — Annually	35,069
		4,255,000	2,213		(34)	9/2/27	3.13% — Annually	US SOFR — Annually	(2,247)

	Total				$1,169,177				$2,174,816
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 8/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	CMBX NA BBB-.7 Index	BB-/P	$34	$6,000	$1,184	1/17/47	300 bp — Monthly	$(1,147)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	BBB+/P	8,834	46,549	5,074	5/11/63	200 bp — Monthly	3,778
	CMBX NA BB.11 Index	BB-/P	365,555	647,000	122,930	11/18/54	500 bp — Monthly	243,254
	CMBX NA BB.13 Index	BB-/P	25,194	252,000	58,162	12/16/72	500 bp — Monthly	(32,723)
	CMBX NA BB.13 Index	BB-/P	30,616	336,000	77,549	12/16/72	500 bp — Monthly	(46,606)
	CMBX NA BB.13 Index	BB-/P	52,944	561,000	129,479	12/16/72	500 bp — Monthly	(75,990)
	CMBX NA BB.13 Index	BB-/P	182,893	2,006,000	462,985	12/16/72	500 bp — Monthly	(278,138)
	CMBX NA BB.14 Index	BB/P	49,557	452,000	90,038	12/16/72	500 bp — Monthly	(40,042)
	CMBX NA BB.6 Index	CCC+/P	114,988	221,466	92,839	5/11/63	500 bp — Monthly	22,365
	CMBX NA BB.6 Index	CCC+/P	71,327	338,759	142,008	5/11/63	500 bp — Monthly	(70,351)
	CMBX NA BB.6 Index	CCC+/P	154,784	832,621	349,035	5/11/63	500 bp — Monthly	(193,442)
	CMBX NA BB.6 Index	CCC+/P	489,542	946,055	396,586	5/11/63	500 bp — Monthly	93,875
	CMBX NA BB.6 Index	CCC+/P	754,500	1,164,435	488,131	5/11/63	500 bp — Monthly	267,501
	CMBX NA BB.7 Index	B-/P	60,373	1,183,000	369,688	1/17/47	500 bp — Monthly	(308,165)
	CMBX NA BB.9 Index	B/P	204	1,000	287	9/17/58	500 bp — Monthly	(82)
	CMBX NA BB.9 Index	B/P	66,168	324,000	92,956	9/17/58	500 bp — Monthly	(26,472)
	CMBX NA BB.9 Index	B/P	68,460	326,000	93,529	9/17/58	500 bp — Monthly	(24,752)
	CMBX NA BBB-.10 Index	BB+/P	15,138	122,000	19,032	11/17/59	300 bp — Monthly	(3,823)
	CMBX NA BBB-.10 Index	BB+/P	24,219	222,000	34,632	11/17/59	300 bp — Monthly	(10,284)
	CMBX NA BBB-.13 Index	BBB-/P	10,635	113,000	17,628	12/16/72	300 bp — Monthly	(6,927)
	CMBX NA BBB-.13 Index	BBB-/P	35,956	410,000	63,960	12/16/72	300 bp — Monthly	(27,765)
	CMBX NA BBB-.14 Index	BBB-/P	16,632	509,000	84,341	12/16/72	300 bp — Monthly	(67,413)
	CMBX NA BBB-.15 Index	BBB-/P	15,250	146,000	26,046	11/18/64	300 bp — Monthly	(10,711)
	CMBX NA BBB-.15Index	BBB-/P	100,422	591,000	105,434	11/18/64	300 bp — Monthly	(4,668)
	Credit Suisse International
	CMBX NA A.7 Index	BBB+/P	110	3,000	158	1/17/47	200 bp — Monthly	(47)
	CMBX NA BB.7 Index	B-/P	44,810	335,000	104,688	1/17/47	500 bp — Monthly	(59,552)
	CMBX NA BBB-.7 Index	BB-/P	1,379	21,000	4,143	1/17/47	300 bp — Monthly	(2,752)
	Goldman Sachs International
	CMBX NA BB.14 Index	BB/P	39,633	314,000	62,549	12/16/72	500 bp — Monthly	(22,611)
	CMBX NA BB.14 Index	BB/P	116,917	751,000	149,599	12/16/72	500 bp — Monthly	(31,952)
	CMBX NA BB.6 Index	CCC+/P	122,657	229,955	96,397	5/11/63	500 bp — Monthly	26,483
	CMBX NA BB.6 Index	CCC+/P	296,785	695,266	291,455	5/11/63	500 bp — Monthly	6,005
	CMBX NA BB.6 Index	CCC+/P	1,571,123	3,553,495	1,489,625	5/11/63	500 bp — Monthly	84,960
	CMBX NA BB.9 Index	B/P	264,866	655,000	187,920	9/17/58	500 bp — Monthly	77,583
	CMBX NA BBB-.14 Index	BBB-/P	3,661	75,000	12,428	12/16/72	300 bp — Monthly	(8,723)
	CMBX NA BBB-.15 Index	BBB-/P	4,970	80,000	14,272	11/18/64	300 bp — Monthly	(9,255)
	CMBX NA BBB-.6 Index	B/P	520	4,399	957	5/11/63	300 bp — Monthly	(435)
	CMBX NA BBB-.6 Index	B/P	833	4,399	957	5/11/63	300 bp — Monthly	(121)
	CMBX NA BBB-.6 Index	B/P	780	5,132	1,117	5/11/63	300 bp — Monthly	(334)
	CMBX NA BBB-.6 Index	B/P	580	5,132	1,117	5/11/63	300 bp — Monthly	(534)
	CMBX NA BBB-.6 Index	B/P	2,379	10,997	2,393	5/11/63	300 bp — Monthly	(8)
	CMBX NA BBB-.6 Index	B/P	3,172	14,663	3,191	5/11/63	300 bp — Monthly	(10)
	CMBX NA BBB-.6 Index	B/P	3,130	20,528	4,467	5/11/63	300 bp — Monthly	(1,325)
	CMBX NA BBB-.6 Index	B/P	2,405	23,461	5,105	5/11/63	300 bp — Monthly	(2,686)
	CMBX NA BBB-.6 Index	B/P	4,589	30,059	6,541	5/11/63	300 bp — Monthly	(1,935)
	CMBX NA BBB-.6 Index	B/P	6,102	38,124	8,296	5/11/63	300 bp — Monthly	(2,172)
	CMBX NA BBB-.6 Index	B/P	6,807	44,722	9,731	5/11/63	300 bp — Monthly	(2,899)
	CMBX NA BBB-.6 Index	B/P	6,807	44,722	9,731	5/11/63	300 bp — Monthly	(2,899)
	CMBX NA BBB-.6 Index	B/P	9,992	46,188	10,051	5/11/63	300 bp — Monthly	(32)
	CMBX NA BBB-.6 Index	B/P	36,080	93,843	20,420	5/11/63	300 bp — Monthly	15,715
	CMBX NA BBB-.6 Index	B/P	19,769	121,702	26,482	5/11/63	300 bp — Monthly	(6,643)
	CMBX NA BBB-.6 Index	B/P	20,562	127,567	27,759	5/11/63	300 bp — Monthly	(7,122)
	CMBX NA BBB-.6 Index	B/P	22,767	140,764	30,630	5/11/63	300 bp — Monthly	(7,781)
	CMBX NA BBB-.6 Index	B/P	15,110	145,896	31,747	5/11/63	300 bp — Monthly	(16,552)
	CMBX NA BBB-.6 Index	B/P	20,957	209,680	45,626	5/11/63	300 bp — Monthly	(24,547)
	CMBX NA BBB-.6 Index	B/P	37,025	219,944	47,860	5/11/63	300 bp — Monthly	(10,706)
	CMBX NA BBB-.6 Index	B/P	34,253	227,275	49,455	5/11/63	300 bp — Monthly	(15,070)
	CMBX NA BBB-.7 Index	BB-/P	370	5,000	987	1/17/47	300 bp — Monthly	(614)
	CMBX NA BBB-.7 Index	BB-/P	3,816	37,000	7,300	1/17/47	300 bp — Monthly	(3,463)
	CMBX NA BBB-.7 Index	BB-/P	4,227	52,000	10,260	1/17/47	300 bp — Monthly	(6,002)
	CMBX NA BBB-.7 Index	BB-/P	4,856	57,000	11,246	1/17/47	300 bp — Monthly	(6,357)
	CMBX NA BBB-.7 Index	BB-/P	23,196	206,000	40,644	1/17/47	300 bp — Monthly	(17,328)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B+/P	23,189	289,000	89,503	5/11/63	500 bp — Monthly	(66,033)
	CMBX NA BB.6 Index	CCC+/P	974,000	1,459,981	612,024	5/11/63	500 bp — Monthly	363,395
	CMBX NA BBB-.14 Index	BBB-/P	6,310	102,000	16,901	12/16/72	300 bp — Monthly	(10,532)
	CMBX NA BBB-.7 Index	BB-/P	21,129	90,000	17,757	1/17/47	300 bp — Monthly	3,424
	Merrill Lynch International
	CMBX NA BB.6 Index	CCC+/P	22,364	154,332	64,696	5/11/63	500 bp — Monthly	(42,182)
	CMBX NA BB.7 Index	B-/P	16,216	134,000	41,875	1/17/47	500 bp — Monthly	(25,528)
	CMBX NA BB.7 Index	B-/P	27,163	287,000	89,688	1/17/47	500 bp — Monthly	(62,246)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.11 Index	BB-/P	2,116	25,000	4,750	11/18/54	500 bp — Monthly	(2,610)
	CMBX NA BB.13 Index	BB-/P	4,036	44,000	10,155	12/16/72	500 bp — Monthly	(6,077)
	CMBX NA BB.13 Index	BB-/P	7,720	83,000	19,156	12/16/72	500 bp — Monthly	(11,356)
	CMBX NA BB.13 Index	BB-/P	61,641	641,000	147,943	12/16/72	500 bp — Monthly	(85,679)
	CMBX NA BB.13 Index	BB-/P	83,550	910,000	210,028	12/16/72	500 bp — Monthly	(125,593)
	CMBX NA BB.13 Index	BB-/P	280,942	1,515,000	349,662	12/16/72	500 bp — Monthly	(67,247)
	CMBX NA BB.14 Index	BB/P	115,506	944,000	188,045	12/16/72	500 bp — Monthly	(71,621)
	CMBX NA BB.15 Index	BB/P	284,725	1,766,000	330,419	11/18/64	500 bp — Monthly	(43,977)
	CMBX NA BB.6 Index	CCC+/P	18,060	33,181	13,910	5/11/63	500 bp — Monthly	4,183
	CMBX NA BB.6 Index	CCC+/P	7,415	47,071	19,732	5/11/63	500 bp — Monthly	(12,271)
	CMBX NA BB.6 Index	CCC+/P	467,596	1,065,663	446,726	5/11/63	500 bp — Monthly	21,906
	CMBX NA BB.6 Index	CCC+/P	963,350	2,155,247	903,480	5/11/63	500 bp — Monthly	61,966
	CMBX NA BB.9 Index	B/P	40,857	102,000	29,264	9/17/58	500 bp — Monthly	11,692
	CMBX NA BBB-.14 Index	BBB-/P	10,637	215,000	35,626	12/16/72	300 bp — Monthly	(24,863)
	CMBX NA BBB-.14 Index	BBB-/P	10,494	215,000	35,626	12/16/72	300 bp — Monthly	(25,006)
	CMBX NA BBB-.14 Index	BBB-/P	10,494	215,000	35,626	12/16/72	300 bp — Monthly	(25,006)
	CMBX NA BBB-.14 Index	BBB-/P	14,984	307,000	50,870	12/16/72	300 bp — Monthly	(35,707)
	CMBX NA BBB-.15 Index	BBB-/P	4,400	78,000	13,915	11/18/64	300 bp — Monthly	(9,470)
	CMBX NA BBB-.15 Index	BBB-/P	59,849	652,000	116,317	11/18/64	300 bp — Monthly	(56,087)
	CMBX NA BBB-.15 Index	BBB-/P	111,626	708,000	126,307	11/18/64	300 bp — Monthly	(14,268)
	CMBX NA BBB-.6 Index	B/P	42,085	116,570	25,366	5/11/63	300 bp — Monthly	16,788
	CMBX NA BBB-.6 Index	B/P	47,355	123,168	26,801	5/11/63	300 bp — Monthly	20,625
	CMBX NA BBB-.6 Index	B/P	38,007	333,581	72,587	5/11/63	300 bp — Monthly	(34,386)
	CMBX NA BBB-.6 Index	B/P	316,365	672,294	146,291	5/11/63	300 bp — Monthly	170,466

Upfront premium received			9,566,401		Unrealized appreciation			1,515,964

Upfront premium (paid)			—		Unrealized (depreciation)			(2,359,713)

	Total		$9,566,401				Total	$(843,749)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 31, 2022. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 8/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(11,103)	$69,195	$7,542	5/11/63	(200 bp) — Monthly	$(3,588)
	CMBX NA A.7 Index	(22)	3,000	158	1/17/47	(200 bp) — Monthly	135
	CMBX NA BB.10 Index	(78,285)	307,000	95,078	11/17/59	(500 bp) — Monthly	16,494
	CMBX NA BB.10 Index	(61,722)	256,000	79,283	11/17/59	(500 bp) — Monthly	17,312
	CMBX NA BB.10 Index	(13,985)	134,000	41,500	11/17/59	(500 bp) — Monthly	27,385
	CMBX NA BB.10 Index	(12,061)	110,000	34,067	11/17/59	(500 bp) — Monthly	21,899
	CMBX NA BB.11 Index	(25,963)	509,000	96,710	11/18/54	(500 bp) — Monthly	70,252
	CMBX NA BB.11 Index	(8,456)	163,000	30,970	11/18/54	(500 bp) — Monthly	22,356
	CMBX NA BB.8 Index	(461,185)	1,290,028	466,603	10/17/57	(500 bp) — Monthly	4,164
	CMBX NA BB.8 Index	(38,367)	298,591	108,000	10/17/57	(500 bp) — Monthly	69,343
	CMBX NA BB.8 Index	(11,370)	31,888	11,534	10/17/57	(500 bp) — Monthly	133
	CMBX NA BBB-.10 Index	(360,552)	2,097,000	327,132	11/17/59	(300 bp) — Monthly	(34,643)
	CMBX NA BBB-.10 Index	(132,874)	446,000	69,576	11/17/59	(300 bp) — Monthly	(63,558)
	CMBX NA BBB-.10 Index	(25,080)	205,000	31,980	11/17/59	(300 bp) — Monthly	6,781
	CMBX NA BBB-.10 Index	(3,824)	30,000	4,680	11/17/59	(300 bp) — Monthly	838
	CMBX NA BBB-.12 Index	(347,747)	2,154,000	297,467	8/17/61	(300 bp) — Monthly	(51,537)
	CMBX NA BBB-.12 Index	(8,468)	123,000	16,986	8/17/61	(300 bp) — Monthly	8,447
	CMBX NA BBB-.13 Index	(10,154)	134,000	20,904	12/16/72	(300 bp) — Monthly	10,672
	CMBX NA BBB-.13 Index	(3,429)	68,000	10,608	12/16/72	(300 bp) — Monthly	7,139
	CMBX NA BBB-.13 Index	(3,463)	68,000	10,608	12/16/72	(300 bp) — Monthly	7,106
	CMBX NA BBB-.14 Index	(1,954)	12,000	1,988	12/16/72	(300 bp) — Monthly	27
	CMBX NA BBB-.6 Index	(648,050)	1,461,892	318,108	5/11/63	(300 bp) — Monthly	(330,795)
	CMBX NA BBB-.7 Index	(60,813)	278,000	54,849	1/17/47	(300 bp) — Monthly	(6,125)
	CMBX NA BBB-.7 Index	(989)	196,000	38,671	1/17/47	(300 bp) — Monthly	37,568
	CMBX NA BBB-.8 Index	(239,250)	1,595,000	252,170	10/17/57	(300 bp) — Monthly	11,989
	CMBX NA BBB-.8 Index	(52,451)	394,000	62,291	10/17/57	(300 bp) — Monthly	9,610
	CMBX NA BBB-.8 Index	(33,994)	245,000	38,735	10/17/57	(300 bp) — Monthly	4,598
	CMBX NA BBB-.8 Index	(33,634)	235,000	37,154	10/17/57	(300 bp) — Monthly	3,382
	CMBX NA BBB-.8 Index	(16,928)	122,000	19,288	10/17/57	(300 bp) — Monthly	2,290
	CMBX NA BBB-.8 Index	(13,594)	87,000	13,755	10/17/57	(300 bp) — Monthly	110
	CMBX NA BBB-.9 Index	(946)	4,000	660	9/17/58	(300 bp) — Monthly	(288)
	Credit Suisse International
	CMBX NA BB.10 Index	(50,421)	424,000	131,313	11/17/59	(500 bp) — Monthly	80,480
	CMBX NA BB.10 Index	(27,719)	223,000	69,063	11/17/59	(500 bp) — Monthly	41,128
	Goldman Sachs International
	CMBX NA A.6 Index	(1,060)	10,065	1,097	5/11/63	(200 bp) — Monthly	33
	CMBX NA A.6 Index	(589)	3,774	411	5/11/63	(200 bp) — Monthly	(179)
	CMBX NA A.6 Index	(615)	3,774	411	5/11/63	(200 bp) — Monthly	(205)
	CMBX NA A.6 Index	(488)	3,145	343	5/11/63	(200 bp) — Monthly	(146)
	CMBX NA A.6 Index	(393)	2,516	274	5/11/63	(200 bp) — Monthly	(119)
	CMBX NA A.6 Index	(305)	1,887	206	5/11/63	(200 bp) — Monthly	(100)
	CMBX NA A.6 Index	(291)	1,887	206	5/11/63	(200 bp) — Monthly	(86)
	CMBX NA A.6 Index	(291)	1,887	206	5/11/63	(200 bp) — Monthly	(86)
	CMBX NA A.6 Index	(174)	1,258	137	5/11/63	(200 bp) — Monthly	(38)
	CMBX NA A.6 Index	(201)	1,258	137	5/11/63	(200 bp) — Monthly	(65)
	CMBX NA A.6 Index	(198)	1,258	137	5/11/63	(200 bp) — Monthly	(61)
	CMBX NA A.6 Index	(198)	1,258	137	5/11/63	(200 bp) — Monthly	(61)
	CMBX NA A.6 Index	(86)	629	69	5/11/63	(200 bp) — Monthly	(18)
	CMBX NA BB.10 Index	(286,885)	1,268,000	392,700	11/17/59	(500 bp) — Monthly	104,582
	CMBX NA BB.8 Index	(68,751)	184,566	66,757	10/17/57	(500 bp) — Monthly	(2,173)
	CMBX NA BB.8 Index	(11,330)	96,631	34,952	10/17/57	(500 bp) — Monthly	23,528
	CMBX NA BB.8 Index	(15,993)	45,417	16,427	10/17/57	(500 bp) — Monthly	390
	CMBX NA BB.9 Index	(9,105)	57,000	16,353	9/17/58	(500 bp) — Monthly	7,193
	CMBX NA BB.9 Index	(6,258)	52,000	14,919	9/17/58	(500 bp) — Monthly	8,610
	CMBX NA BB.9 Index	(1,903)	49,000	14,058	9/17/58	(500 bp) — Monthly	12,107
	CMBX NA BB.9 Index	(4,641)	39,000	11,189	9/17/58	(500 bp) — Monthly	6,510
	CMBX NA BB.9 Index	(3,026)	29,000	8,320	9/17/58	(500 bp) — Monthly	5,266
	CMBX NA BBB-.13 Index	(18,566)	245,000	38,220	12/16/72	(300 bp) — Monthly	19,511
	CMBX NA BBB-.13 Index	(366)	6,000	936	12/16/72	(300 bp) — Monthly	567
	CMBX NA BBB-.6 Index	(342,805)	922,297	200,692	5/11/63	(300 bp) — Monthly	(142,651)
	CMBX NA BBB-.6 Index	(32,934)	440,620	95,879	5/11/63	(300 bp) — Monthly	62,688
	JPMorgan Securities LLC
	CMBX NA A.6 Index	(234)	1,887	206	5/11/63	(200 bp) — Monthly	(29)
	CMBX NA BB.17 Index	(1,047,367)	2,139,000	668,438	1/17/47	(500 bp) — Monthly	(381,015)
	CMBX NA BBB-.10 Index	(74,773)	593,000	92,508	11/17/59	(300 bp) — Monthly	17,389
	CMBX NA BBB-.14 Index	(192,538)	1,112,500	184,341	12/16/72	(300 bp) — Monthly	(8,846)
	CMBX NA BBB-.8 Index	(28,028)	202,000	31,936	10/17/57	(300 bp) — Monthly	3,791
	Merrill Lynch International
	CMBX NA BB.10 Index	(19,061)	335,000	103,750	11/17/59	(500 bp) — Monthly	84,362
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(488)	3,145	343	5/11/63	(200 bp) — Monthly	(146)
	CMBX NA A.6 Index	(97)	629	69	5/11/63	(200 bp) — Monthly	(28)
	CMBX NA BB.10 Index	(68,344)	225,000	69,683	11/17/59	(500 bp) — Monthly	1,120
	CMBX NA BB.10 Index	(14,053)	134,000	41,500	11/17/59	(500 bp) — Monthly	27,316
	CMBX NA BB.7 Index	(63,621)	340,000	106,250	1/17/47	(500 bp) — Monthly	42,298
	CMBX NA BB.7 Index	(34,709)	180,000	56,250	1/17/47	(500 bp) — Monthly	21,366
	CMBX NA BB.8 Index	(85,881)	229,016	82,835	10/17/57	(500 bp) — Monthly	(3,269)
	CMBX NA BB.8 Index	(32,734)	86,002	31,107	10/17/57	(500 bp) — Monthly	(1,711)
	CMBX NA BB.9 Index	(33,197)	941,000	269,973	9/17/58	(500 bp) — Monthly	235,861
	CMBX NA BB.9 Index	(2,815)	72,000	20,657	9/17/58	(500 bp) — Monthly	17,772
	CMBX NA BB.9 Index	(5,559)	65,000	18,649	9/17/58	(500 bp) — Monthly	13,026
	CMBX NA BB.9 Index	(3,447)	56,000	16,066	9/17/58	(500 bp) — Monthly	12,565
	CMBX NA BB.9 Index	(4,844)	32,000	9,181	9/17/58	(500 bp) — Monthly	4,306
	CMBX NA BB.9 Index	(2,305)	16,000	4,590	9/17/58	(500 bp) — Monthly	2,270
	CMBX NA BBB-.10 Index	(13,163)	152,000	23,712	11/17/59	(300 bp) — Monthly	10,460
	CMBX NA BBB-.10 Index	(12,576)	58,000	9,048	11/17/59	(300 bp) — Monthly	(3,562)
	CMBX NA BBB-.10 Index	(6,722)	53,000	8,268	11/17/59	(300 bp) — Monthly	1,515
	CMBX NA BBB-.10 Index	(11,028)	51,000	7,956	11/17/59	(300 bp) — Monthly	(3,102)
	CMBX NA BBB-.12 Index	(172,542)	1,325,000	182,983	8/17/61	(300 bp) — Monthly	10,110
	CMBX NA BBB-.13 Index	(123)	2,000	312	12/16/72	(300 bp) — Monthly	188
	CMBX NA BBB-.8 Index	(208,302)	1,339,000	211,696	10/17/57	(300 bp) — Monthly	2,613
	CMBX NA BBB-.8 Index	(107,262)	684,000	108,140	10/17/57	(300 bp) — Monthly	480
	CMBX NA BBB-.8 Index	(88,846)	629,000	99,445	10/17/57	(300 bp) — Monthly	10,232
	CMBX NA BBB-.8 Index	(49,050)	360,000	56,916	10/17/57	(300 bp) — Monthly	7,656
	CMBX NA BBB-.8 Index	(38,653)	285,000	45,059	10/17/57	(300 bp) — Monthly	6,239
	CMBX NA BBB-.8 Index	(27,649)	202,000	31,936	10/17/57	(300 bp) — Monthly	4,170
	CMBX NA BBB-.8 Index	(21,183)	148,000	23,399	10/17/57	(300 bp) — Monthly	2,130
	CMBX NA BBB-.8 Index	(14,210)	112,000	17,707	10/17/57	(300 bp) — Monthly	3,432
	CMBX NA BBB-.8 Index	(5,625)	36,000	5,692	10/17/57	(300 bp) — Monthly	46

Upfront premium received		—			Unrealized appreciation		1,275,336

Upfront premium (paid)		(6,097,334)			Unrealized (depreciation)		(1,038,230)

	Total	$(6,097,334)				Total	$237,106
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2022 through August 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $308,501,755.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/22
Short-term investments
	Putnam Short Term Investment Fund*	$55,625,091	$55,882,184	$42,043,101	$242,572	$69,464,174

	Total Short-term investments	$55,625,091	$55,882,184	$42,043,101	$242,572	$69,464,174
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $6,868,758.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $874,517.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $10,423,441.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $5,070,453 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $6,868,758 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$6,218,700	$—
Mortgage-backed securities	—	218,367,406	—
Purchased options outstanding	—	217,015	—
U.S. government and agency mortgage obligations	—	347,471,336	—
Short-term investments	355,000	89,646,120	—

Totals by level	$355,000	$661,920,577	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Written options outstanding	$—	$(926,180)	$—
Forward premium swap option contracts	—	45,376	—
TBA sale commitments	—	(220,784,452)	—
Interest rate swap contracts	—	1,005,639	—
Credit default contracts	—	(4,075,710)	—

Totals by level	$—	$(224,735,327)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$76,300,000
Purchased swap option contracts (contract amount)	$40,700,000
Written TBA commitment option contracts (contract amount)	$76,300,000
Centrally cleared interest rate swap contracts (notional)	$926,100,000
OTC credit default contracts (notional)	$76,200,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com